New England Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700

                                                     May 2, 2003

VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549

         Re:      New England Variable Life Separate Account
                  File No. 333-21767 - (Zenith Variable Whole Life)
                  Rule 497(j) Certification
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Commissioners:

         On behalf of New England Life Insurance Company (the "Company") and New England Variable Life Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (b) of Rule 497 does not differ from the Prospectus Supplement contained in Post-Effective Amendment No. 6 for the Account filed electronically with the Commission on April 29, 2003.

         If you have any questions, please contact me at (617) 578-3031.

                                                     Sincerely,

                                                     /s/ John E. Connolly, Jr.

                                                     John E. Connolly, Jr.